As filed with the Securities and Exchange Commission on January 25, 2018
Registration No. 333-201935
Investment Company Act of 1940 File No. 811-23029

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________
FORM N-1A
REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 60	X
and/or
REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 62	X
(Check Appropriate Box or Boxes)
_________________
PRINCIPAL EXCHANGE-TRADED FUNDS
(Exact Name of Registrant as Specified in Charter)
_________________
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
515-235-9328
(Registrant’s Telephone Number, including Area Code)
_________________

Name and Address of Agent for Service:
Adam U. Shaikh
The Principal Financial Group
Des Moines, IA 50392
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b)
XX     on February 23, 2018 pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Principal Emerging Markets Multi-Factor Index ETF
EXPLANATORY NOTE
The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 44 as it relates solely to the Principal Emerging Markets Multi-Factor Index ETF series of the Registrant, until February 23, 2018. The Amendment is not being filed to designate a new effective date for any of the Registrant’s other series. Parts A, B and C of the Registrant's Post-Effective Amendment No. 44 under the Securities Act of 1933 as it relates to Principal Emerging Markets Multi-Factor Index ETF series of the Registrant, filed on July 20, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 25th day of January, 2018.

Principal Exchange-Traded Funds
(Registrant)
/s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	January 25, 2018

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	January 25, 2018

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	January 25, 2018

(E. Ballantine)* __________________________ E. Ballantine	Trustee	January 25, 2018

(L. T. Barnes)* __________________________ L. T. Barnes	Trustee	January 25, 2018

(C. Damos)* __________________________ C. Damos	Trustee	January 25, 2018

(N. M. Everett)* __________________________ N. M. Everett	Chair	January 25, 2018

(M. A. Grimmett)* __________________________ M. A. Grimmett	Trustee	January 25, 2018

(P. G. Halter)* __________________________ P. G. Halter	Trustee	January 25, 2018

(F. S. Hirsch)* __________________________ F. S. Hirsch	Trustee	January 25, 2018

(T. Huang)* __________________________ T. Huang	Trustee	January 25, 2018

(K. McMillan)* __________________________ K. McMillan	Trustee	January 25, 2018

(E. A. Nickels)* __________________________ E. A. Nickels	Trustee	January 25, 2018

*   Pursuant to Power of Attorney appointing M. J. Beer
Previously Filed as Ex-99(j)(ii) on February 6, 2015 (Accession No. 0001572661-15-000008), for E. A. Nickels on October 27, 2015 (Accession No. 0001572661-15-000049), and for P. G. Halter on January 19, 2018 (Accession No. 0001572661-18-000005)